UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CHANGES MEMBERS' CAPITAL/OWNER'S AND DROPDOWN COMPANIES EQUITY (USD $) In Millions, unless otherwise specified		Dropdown Companies' Equity [Member]		Owner's Equity [Member]		Common Units [Member]		Subordinated Units [Member]		Seadrill [Member]		Total Before Non-controlling Interest [Member]		Non-controlling Interest [Member]		Total
Consolidated balance at Dec. 31, 2011		$ 22.2		$ 793.0		$ 0		$ 0		$ 0		$ 815.2		$ 0		$ 815.2
Increase (Decrease) in Partners' Capital [Roll Forward]
Combined carve-out net income		(0.7)		93.9		0		0		0		93.2		0		93.1
Movement in invested equity		11.0		47.5		0		0		0		58.5		0		58.5
Consolidated Balance at Jun. 30, 2012		32.5		934.4		0		0		0		966.9		0		966.9
Consolidated balance at Dec. 31, 2012	[1]	8.7		0		208.2		89.6		0		306.5		677.1		983.6
Increase (Decrease) in Partners' Capital [Roll Forward]
Elimination of equity transferred to the Company		(8.7)		0		0		0		0		(8.7)		0		(8.7)
Allocation of Company capital to unitholders	[2]	0		0		(45.7)		(30.4)		0		(76.1)		0		(76.1)
Forgiveness of related party payables		0		0		24.3		16.2		0		40.5		0		40.5
Combined carve-out net income		0	[3]	0	[3]	25.1	[3]	16.8	[3]	0	[3]	41.9	[3]	96.6	[3]	138.5
Cash Distributions paid		0		0		(16.8)		(11.3)		0		(28.1)		(21.9)		(50.0)
Consolidated Balance at Jun. 30, 2013		$ 0		$ 0		$ 195.1		$ 80.9		$ 0		$ 276.0		$ 751.8		$ 1,027.8

[1]	Restated
[2]	The excess of the purchase consideration of $210.0 million over the $133.9 million book value of assets acquired has been accounted for as an equity distribution of $76.1 million to Seadrill Ltd. in accordance with the accounting rules for reorganization of entities under common control. Refer to Note 1.
[3]	The Dropdown Companies' net loss from January 1 to May 17, 2013 (pre-dropdown) amounted to $1.6 million. The post acquisition net profit (from May 18, 2013 to June 30, 2013) relating to the T-15 in the quarter ended June 30, 2013 was $0.3 million.